RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year
Renewed lease agreement	1 year
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year
HOLINingbo Hollysys [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Annual interest rate	4.35%
Debt Instrument, Face Amount	$ 7,074